Subsequent Events (Details) (USD $) In Millions, except Share data, unless otherwise specified		12 Months Ended		0 Months Ended
	Jul. 31, 2012	Jul. 31, 2012 Subsequent Event [Member]	Aug. 23, 2013 Subsequent Event [Member]	Aug. 13, 2013 Subsequent Event [Member] TransnetYX [Member]	Aug. 13, 2013 Subsequent Event [Member] TransnetYX [Member] Maximum [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued	2,044,576				8,000,000
Cash Payment					$ 15.0
Subsequent event, Description
The Offer expired at 11:59 p.m., New York City time, on September 23, 2013, with a total of 2,182,317 Ordinary Shares validly tendered and not properly withdrawn for a total purchase price of approximately $22.2 million, excluding fees and expenses related to the Offer. Such Ordinary Shares represent approximately 40.9% of the Company’s issued and outstanding Ordinary Shares as of September 23, 2013. Payment for ordinary shares accepted for purchase was made promptly.

On August 13, 2013, the Company, BGS Acquisition Subsidiary, Inc. (“Purchaser”) and BGS Merger Subsidiary, Inc. (“Merger Sub”) entered into the Amended and Restated Merger and Share Exchange Agreement (the “Merger Agreement”) with TransnetYX Holding Corp. (“TransnetYX”), Black Diamond Holdings LLC (“Black Diamond”) and Black Diamond Financial Group, LLC, a Delaware limited liability company and the manager of Black Diamond.

Pursuant to the Merger Agreement, the Company will merge with and into Purchaser and TransnetYX will merge with and into a wholly owned subsidiary of Purchaser, Merger Sub, with Merger Sub as the surviving entity, or “Survivor” (the “Transaction Merger”). As consideration in this transaction, Purchaser will issue to the shareholders of record of TransnetYX 8,000,000 shares of the common stock of Purchaser on a pro rata basis and will pay a maximum of $15.0 million in cash (the “Cash Payment”), provided that up to $11.0 million of the Cash Payment may be paid in additional shares of common stock of Purchaser if there is not adequate cash to accommodate a $15.0 million payment to the shareholders of TransnetYX and have $6.0 million in cash available in the Survivor for payment of transaction expenses and for working capital purposes. 2,000,000 of the shares of common stock of Purchaser held by Black Diamond immediately following the consummation of the transaction will be subject to a lock-up agreement that will limit Black Diamond’s ability to dispose of those shares until the earlier of (1) the Survivor achieving gross revenues in fiscal year 2015 in excess of $60 million or (2) December 31, 2020. In addition, the shareholders of TransnetYX may receive an earn out of up to an additional 8,000,000 shares of the common stock of Purchaser based on the gross revenues of the post-transaction operating company in fiscal year 2015.

Company filed a Schedule TO for an Offer to Purchase (the "Offer") Ordinary Shares			3,014,778
Price per share			$ 10.15
Subsequent event, Date		Oct. 17, 2013